DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

November 25, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A of DWS ESG Global Bond Fund, DWS ESG International Core Equity Fund and DWS International Growth Fund, (the “Funds”), each a series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system marked copies of the Funds' Prospectuses and Statements of Additional Information, which were filed on November 25, 2020, in Post-Effective Amendment No. 179 under the Securities Act of 1933, as amended (“Securities Act”), to the Trust’s Registration Statement on Form N-1A (“Amendment”). As discussed with Jay Williamson on September 21, 2020, due to a vendor software limitation, the Funds' Prospectuses and Statements of Additional Information filed in the Amendment were not able to be marked to show changes; therefore, the attached copies have been marked to show changes from the Funds' Prospectuses and Statements of Additional Information filed with the Securities and Exchange Commission on October 1, 2020 for DWS ESG Global Bond Fund, in Post-Effective Amendment No. 178; and on November 27, 2019 for DWS ESG International Core Equity Fund and DWS International Growth Fund, in Post-Effective Amendment Number 171, to the Registration Statement under the Securities Act, including Part II of the Funds’ Statement of Additional Information, and are provided for your convenience.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.